OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES
Operation and maintenance		Rp 19,956	Rp 20,417	Rp 25,215
Radio frequency usage charges (Note 34c.i & 34c.ii)		5,930	5,736	5,473
Leased lines and CPE		3,353	4,709	5,125
Concession fees and USO charges		2,411	2,370	2,297
Electricity, gas and water		946	1,102	1,051
Project management		538	460	647
Cost of SIM cards and vouchers (Note 8)		487	645	866
Insurance		378	246	193
Vehicles rental and supporting facilities		334	386	413
Cost of sales of peripherals (Note 8)		57	1,109	1,860
Tower leases				480
Others (each below Rp75 billion)		185	273	273
Total	$ 2,461	Rp 34,575	Rp 37,453	Rp 43,893